Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)		Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Current assets
Cash and cash equivalents		$ 736		¥ 119,654	¥ 13,348
Term deposit		863		140,263	1,800
Accounts receivable, net		6,870		1,117,090	1,014,513
Accounts receivable – related party, net					107
Net investment in sublease, current		814		132,303	172,233
Inventories, net		102		16,566	15,255
Other current assets, net		475		77,203	35,466
Total current assets		9,860		1,603,079	1,252,722
Non-current assets
Property and equipment, net		2,011		326,988	989,408
Investments in an associate		138		22,490	16,902
Operating lease right-of-use assets, net		4,745		771,614	848,971
Finance lease right-of-use assets, net		74		11,959	17,855
Deferred tax assets, net		1,124		182,756	66,408
Net investment in sublease, non-current		686		111,532	111,513
Deferred offering costs					207,471
Financial assets at fair value through profit or loss		620		100,820
Other non-current assets		1,137		184,936	162,814
Total non-current assets		10,535		1,713,095	2,421,342
Total assets		20,395		3,316,174	3,674,064
Current liabilities
Bank and other borrowings, current		524		85,284	116,150
Accounts payable		1,129		183,655	258,183
Accounts payable – related party		105		17,073	12,900
Other payables and accruals		848		137,374	305,196
Income tax payable		1,916		311,543	168,295
Contract liabilities		22		3,583	348
Amount due to a related party					26,629
Operating lease liabilities, current		2,257		367,007	374,687
Finance lease liabilities, current		26		4,187	5,276
Total current liabilities		6,827		1,109,706	1,267,664
Non-current liabilities
Bank and other borrowings, non-current		1,602		260,477	766,691
Asset retirement obligation					386
Operating lease liabilities, non-current		3,896		633,575	737,903
Finance lease liabilities, non-current		56		9,107	13,237
Rental deposits		558		90,752	90,752
Other non-current liabilities	[1]				16,142
Total non-current liabilities		6,112		993,911	1,625,111
Total liabilities		12,939		2,103,617	2,892,775
Shareholders’ equity
Ordinary shares (par value of US$0.0002 per share; 2,250,000,000 ordinary shares authorized, 4,875,000 and 5,004,661 ordinary shares issued and outstanding as of June 30, 2025 and 2026, respectively)	[2]	1		161	157
Series A Preferred Shares (par value of US$0.0002 per share; 250,000,000 Series A Preferred Shares authorized, 200,000 Series A Preferred Shares issued and outstanding as of June 30, 2025 and 2026, respectively)	[2]		[3]	6	6
Share subscription receivable			[3]	(6)	(6)
Merger reserve		5,366		872,637	459,207
Retained earnings		2,089		339,759	321,925
Total shareholders’ equity		7,456	[4]	1,212,557	781,289
Total liabilities and shareholders’ equity		$ 20,395		¥ 3,316,174	¥ 3,674,064

[1]	Long-term other payables consist of the payments for the lease of lighting equipment and the payment for the bank deposit. On July 31, 2024, the Company borrowed JPY162,000 thousand from Resona Bank, generating a margin payable of JPY18,945 thousand, which is scheduled to be repaid over a 15-year term. The balance was early repaid as of June 30, 2026.
[2]	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)
[3]	Less than US$1,000
[4]	Less than JPY1,000 or US$1,000